Restricted cash and cash and bank balances (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Restricted cash and cash and bank balances
Restricted cash		¥ 1,547
Cash and cash equivalents
Cash at banks	¥ 62,320	12,138
Cash on hand	16	23
Total	¥ 62,336	¥ 12,161